Main Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Summary of Main Subsidiaries Interests
As mentioned in notes 5.3 and 22.4, as of December 31, 2021 and 2020, there are non-controlling
interests on certain consolidated entities that are in turn holding companies of relevant operations. The main subsidiaries as of December 31, 2021 and 2020, which ownership interest is presented according to the interest maintained by CEMEX, were as follows:

		% Interest
Subsidiary	Country	2021	2020

CEMEX España, S.A.1	Spain	99.9	99.9
CEMEX, Inc.	United States of America	100.0	100.0
CEMEX Latam Holdings, S.A.2	Spain	92.3	92.4
CEMEX (Costa Rica), S.A.3	Costa Rica	99.4	99.2
CEMEX Nicaragua, S.A.4	Nicaragua	100.0	100.0
Assiut Cement Company	Egypt	95.8	95.8
CEMEX Colombia, S.A.5	Colombia	99.7	99.7
Cemento Bayano, S.A.6	Panama	99.5	99.5
CEMEX Dominicana, S.A.	Dominican Republic	100.0	100.0
Trinidad Cement Limited	Trinidad and Tobago	69.8	69.8
Caribbean Cement Company Limited7	Jamaica	79.0	79.0
CEMEX de Puerto Rico Inc.	Puerto Rico	100.0	100.0
CEMEX France Gestion (S.A.S.)	France	100.0	100.0
CEMEX Holdings Philippines, Inc.8	Philippines	77.8	77.8
Solid Cement Corporation9	Philippines	100.0	100.0
APO Cement Corporation9	Philippines	100.0	100.0
CEMEX U.K.	United Kingdom	100.0	100.0
CEMEX Deutschland, AG.	Germany	100.0	100.0
CEMEX Czech Republic, s.r.o.	Czech Republic	100.0	100.0
CEMEX Polska sp. Z.o.o.	Poland	100.0	100.0
CEMEX Holdings (Israel) Ltd.	Israel	100.0	100.0
CEMEX Topmix LLC, CEMEX Supermix LLC and CEMEX Falcon LLC10	United Arab Emirates	100.0	100.0
Neoris N.V.11	The Netherlands	99.8	99.8
CEMEX International Trading LLC12	United States of America	100.0	100.0
Sunbulk Shipping Limited13	Bahamas	100.0	100.0

1	CEMEX España is the direct or indirect holding company of most of CEMEX’s international operations.
2
The interest reported excludes own shares held in CLH’s treasury. CLH, incorporated in Spain, trades its ordinary shares in the Colombian Stock Exchange under the symbol CLH, and is the indirect holding company of CEMEX’s operations in Colombia, Panama, Costa Rica, Guatemala, Nicaragua and El Salvador (note 22.4).

3	An agreement for the sale of the interest in CEMEX (Costa Rica), S.A. was executed, and closing may take place during the first half of 2022.
4	Represents CEMEX Colombia, S.A.’s 99% interest and CLH´s 1% interest held indirectly through another subsidiary of CLH.
5	Represents CLH’s direct and indirect interest in ordinary and preferred shares, including own shares held in CEMEX Colombia, S.A.’s treasury.
6	Represents CLH’s 99.483%indirect interest in ordinary shares, which excludes a 0.516% interest held in Cemento Bayano, S.A.’s treasury.
7
Represents the aggregate ownership interest of CEMEX in this entity of 79.04%, which includes TCL’s 74.08% direct and indirect interest and CEMEX’s 4.96% indirect interest held through other subsidiaries.

8
CEMEX’s operations in the Philippines are conducted through CHP, a subsidiary incorporated in the Philippines which since July 2016 trades its ordinary shares on the Philippines Stock Exchange under the symbol CHP (note 22.4)

9	Represents CHP´s direct and indirect interest.
10	CEMEX España indirectly owns a 49% equity interest in each of these entities and indirectly holds the remaining 51% of the economic benefits, through agreements with other shareholders.
11	Neoris N.V. is the holding company of the entities involved in the sale of information technology solutions and services.
12	CEMEX International Trading LLC is involved in the international trading of CEMEX’s products.
13
Sunbulk Shipping Limited is involved mainly in maritime and land transportation and/or shipping of goods worldwide and the handling, administration, hiring of shipments and cargo at ports, terminals and other loading and unloading destinations worldwide, as well as the offering and contracting of services in relation thereto for CEMEX’s trading entities and operations.